Note 12 - Flow-through Premium Liability - Schedule of Flow-through Activity Including Funding and Expenditures (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Statement Line Items [Line Items]
Flow-through funding and expendiutres balance, beginning of year	$ 0
Flow-through premium liability, beginning of year	0
Flow-through funding and expenditures, raised	17,133
Flow-through premium liability raised	2,986
Flow-through funding and expenditures, eligible expenditures	(5,835)
Flow-through premium liability recognized in year	(1,017)
Flow-through funding and expendiutres balance, end of year	11,298
Flow-through premium liability, end of year	$ 1,969